Related Parties Transactions	12 Months Ended
Dec. 31, 2024
Related party transactions [abstract]
Related Parties Transactions	Related Parties Transactions
Related Party Subleases
During 2019, the Group executed a sublease agreement with a related party, Gelesis. During 2023, the sublease receivable was written down to zero as Gelesis ceased operations and filed for bankruptcy.
The Group recorded $0, $23 and $89 of interest income with respect to the sublease during the years ended December 31, 2024, 2023, and 2022 respectively, which is presented within finance income in the Consolidated Statement of Comprehensive Income/(Loss).
Related Party Royalties
The Group received $509 in royalties from Gelesis on its product sales for the year ended December 31, 2022 and recorded such royalty receipt as royalty revenue which was included in contract revenue in the Consolidated Statement of Comprehensive Income/(Loss) for the year ended December 31, 2022. The Group did not record any royalty revenue from Gelesis for the years ended December 31, 2024, and 2023.
Key Management Personnel Compensation
Key management includes executive directors and members of the executive management team of the Group (not including non-executive directors and not including subsidiary directors). The key management personnel compensation of the Group was as follows for the years ended December 31:

	2024 $	2023 $	2022 $
As of December 31
Short-term employee benefits	5,166	9,714	4,162
Post-employment benefits	61	41	55
Termination benefits	395	417	152
Share-based payment expense	2,540	599	2,741
Total	8,161	10,772	7,109
Short-term employee benefits include salaries, health care and other non-cash benefits. Post-employment benefits include 401K contributions from the Group. Termination benefits include severance pay. Share-based payments are generally subject to vesting terms over future periods. See Note 10. Share-based Payments. As of December 31, 2024, and 2023 the payable due to the key management employees was $1,509, and $4,732, respectively.
In addition the Group paid remuneration to non-executive directors in the amounts of $670, $475, and $655 for the years ended December 31, 2024, 2023 and 2022, respectively. Also, the Group incurred $501, $373 and $365, of stock based compensation expense for such non-executive directors for the years ended December 31, 2024, 2023, and 2022 respectively.
During the years ended December 31, 2024, 2023 and 2022, the Group incurred $34, $46 and $51, respectively, of expenses paid to related parties.
Convertible Notes Issued to Directors
During the year ended December 31, 2024, the Group dissolved an inactive subsidiary, which held a convertible note issued to a related party. As a result of the entity's dissolution, the convertible note's outstanding balance on the day of dissolution was written down to $0 and a gain of $108 was recorded and included in finance income/ (costs) within the Consolidated Statement of Comprehensive Income/(Loss). As of December 31, 2023, the outstanding related party notes payable was $104, including principal and interest.
Directors’ and Senior Managers’ Shareholdings and Share Incentive Awards
The Directors and senior managers hold beneficial interests in shares in the following businesses as of December 31, 2024:

	Business name (share class)	Number of shares held as of December 31, 2024	Number of options held as of December 31, 2024	Number of RSUs held as of December 31, 2024	Ownership interest¹
Directors:
Dr Robert Langer	Entrega (Common)	250,000	82,500	—	4.29%
Dr Raju Kucherlapati	Enlight (Class B Common)	—	30,000	—	3.00%
	Seaport Therapeutics (Preferred B)	21,052	—	—	0.01%
Dr John LaMattina	Vedanta Biosciences (Common)	25,000	15,000	—	0.25%
	Seaport Therapeutics (Preferred B)[2]	21,052	—	—	0.01%
Michele Holcomb	Seaport Therapeutics (Preferred B)	21,052	—	—	0.01%
Sharon Barber-Lui	Seaport Therapeutics (Preferred B)	21,052	—	—	0.01%
Senior Managers:
Eric Elenko	Seaport Therapeutics (Common)	950,000	—	—	0.64%
1    Ownership interests as of December 31, 2024 are calculated on a diluted basis, including issued and outstanding shares, warrants and options (and written commitments to issue options) but excluding unallocated shares authorized to be issued pursuant to equity incentive plans and any shares issuable upon conversion of outstanding convertible promissory notes.
2    Dr. John and Ms. Mary LaMattina hold 21,052 Series B preferred shares of Seaport Therapeutics.

Directors and senior managers hold 10,294,322 ordinary shares and 4.3% voting rights of the Group as of December 31, 2024. This amount excludes options to purchase 2,155,915 ordinary shares. This amount also excludes 3,517,248 shares, which are issuable based on the terms of performance based RSU awards granted to certain senior managers covering the financial years 2024, 2023 and 2022, 1,822,151 shares of time based RSUs to senior managers, which vest over 3 years, and 346,010 shares, which are issuable to directors immediately prior to the Group's 2025 Annual General Meeting of Stockholders, based on the terms of the RSU awards granted to non-executive directors in 2024. Such shares will be issued to such senior managers and non-executive directors in future periods provided that performance and/or service conditions are met, and certain of the shares will be withheld for payment of customary withholding taxes.
During the year ended December 31, 2024, certain officers and directors participated in the Tender Offer. See Note 16. Equity for details on the program. Consequently, the Group repurchased a total of 767,533 ordinary shares at 250 pence per ordinary share from these related parties.
Other
See Note 7. Investment in Notes from Associates for details on the notes issued by Gelesis and Vedanta to the Group.
As of December 31, 2024, the Group has a receivable from Seaport in the amount of $408.
See Note 6. Investments in Associates for details on the execution and termination of the Merger Agreement with Gelesis in 2023.